CASH FLOW INFORMATION (Tables)	12 Months Ended
Jul. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash

The following is a reconciliation of the Company’s cash and cash equivalents and restricted cash to the total presented on the consolidated statement of cash flows:

	July 31
	2021	2020
Cash and cash equivalents	$1,552,389	$3,260,135
Restricted cash, tenant security deposits	783,470	794,151
Restricted cash, escrow	71,720	321,675
Restricted cash, other	27,140	27,840
	$2,434,719	$4,403,801

Schedule of Cash Flow Information

Supplemental disclosure:

	July 31,
	2021	2020
Cash Flow Information
Interest paid, net of capitalized interest of $115,415 (2021), and $112,074 (2020)	$272,070	$153,107
Income tax (refunded)	(23,040)	(23,041)

Non-cash information
Recognition of operating lease right-of-use assets	$—	$39,464,411
Recognition of operating lease liabilities	—	30,222,981
Mortgage refinance	—	5,255,920